Convertible Notes (Details) - Schedule of fair value of the stock warrants was estimated at issuance using the Binomial Valuation Model	9 Months Ended	10 Months Ended	12 Months Ended
	Jul. 31, 2022	Oct. 31, 2021	Oct. 31, 2021
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Dividend rate
Term			2 years 6 months
Volatility		69.00%
Minimum [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Volatility	61.00%		60.00%
Risk—free interest rate			0.14%
Maximum [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Volatility	69.00%		70.00%
Risk—free interest rate			0.24%